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                             Jones & Blouch L.L.P.
                                 Suite 405-West
                        1025 Thomas Jefferson St., N.W.
                              Washington, DC  20007
                                 (202) 223-3500


May 9, 1997


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street NW
Washington, DC 20549

        Re:     Registration Statement No. 33-57018

Ladies and Gentlemen:

I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933 that the form of prospectus and statement of additional information each dated May 1, 1997 that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement identified above. In addition, I certify that the text of the most recent amendment to such registration statement was filed electronically via EDGAR.


Very truly yours,


/s/ Brian R. Baysinger

Brian R. Baysinger